Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease [Line Items]
Lease term	12 months	12 months
Rent expenses	$ 29,300	$ 49,500	$ 94,000
Short-Term Leases [Member]
Operating Lease [Line Items]
Lease term	12 months